CHAPMAN AND CUTLER LLP                             Filed pursuant to Rule 497(j)
111 WEST MONROE STREET                              Registration Nos. 333-184918
CHICAGO, ILLINOIS 60603                                            and 811-22767


                                  May 1, 2019

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


     Re:      First Trust Exchange-Traded Fund VII (the "Registrant")
                              File No. 333-184918
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Ladies and Gentlemen:

     On behalf of the Registrant, in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, (the "Securities Act"), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the "Registration Statement") of the Registrant does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. The Registration Statement relates to First Trust Alternative Absolute Return Strategy ETF and First Trust Global Tactical Commodity Strategy Fund, each a series of the Registrant. Post-Effective Amendment No. 21 to the Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2019.

     If you have any questions or comments, please telephone the undersigned at
(312) 845-3484.

                                            Very truly yours,

                                            CHAPMAN AND CUTLER LLP



                                            By: /s/ Morrison C. Warren
                                               --------------------------------
                                                Morrison C. Warren